UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811- 2402
John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)
601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)
Alfred P. Ouellette
Senior Counsel and Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)
Registrant’s telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2008

ITEM 1.	N-CSR-A XBRL TEST
SIGNATURES
Pursuant to the proposed requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By: /s/ Keith F. Hartstein

Keith F. Hartstein
President and Chief Executive Officer

Date: December 3, 2008

By: /s/ Charles A. Rizzo

Charles A. Rizzo
Chief Financial Officer

Date: December 3, 2008